Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (7,404)	¥ (1,357)
Add: translation difference	157	(21)
Finite lived intangible assets, net	14,341	15,541	$ 2,198
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	20,242	15,573
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	862	862
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	¥ 484	¥ 484